Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CONTINUING OPERATIONS
Revenues	$ 11,333	$ 11,166
Operating expenses	(8,079)	(8,232)
Depreciation	(296)	(313)
Other operating (losses) gains, net	(36)	8
Operating profit	1,755	1,390
Finance costs, net:
Net interest expense	(362)	(403)
Other finance (costs) income	(203)	50
Income before tax and equity method investments	1,190	1,037
Share of post-tax (losses) earnings in equity method investments	(2)	4
Tax benefit	274	15
Earnings from continuing operations	1,462	1,056
(Loss) earnings from discontinued operations, net of tax	(3)	2,093
Net earnings	1,459	3,149
Earnings attributable to:
Common shareholders	1,395	3,098
Non-controlling interests	$ 64	$ 51
Basic earnings per share
From continuing operations	$ 1.94	$ 1.34
From discontinued operations		2.80
Basic earnings per share	1.94	4.14
Diluted earnings per share
From continuing operations	1.94	1.34
From discontinued operations		2.79
Diluted earnings per share	$ 1.94	$ 4.13
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (699)	$ (711)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (468)	$ (528)